Insurance Subsidiaries (Notes)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Insurance Subsidiaries
Insurance Subsidiaries

Principal Insurance Subsidiaries Statutory Equity and Income

Each of ING U.S., Inc.'s four principal insurance subsidiaries (the "Principal Insurance Subsidiaries") is subject to minimum risk-based capital (“RBC”) requirements established by the insurance departments of their respective states of domicile. The formula for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. Each of the Company's Principal Insurance Subsidiaries exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company's Principal Insurance Subsidiaries are each required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its respective state of domicile. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the insurance department of an insurance company’s state of domicile, the entire amount or a portion of an insurance company’s asset balance can be nonadmitted based on the specific rules regarding admissibility. The Principal Insurance Subsidiaries have no material prescribed or permitted practices for the years ended December 31, 2013, 2012 and 2011 that impact total capital and surplus.

Statutory Net income (loss) for the years ended December 31, 2013, 2012 and 2011, statutory capital and surplus for the years ended as of December 31, 2013 and 2012 and minimum capital requirements as of December 31, 2013 of the Company's Principal Insurance Subsidiaries are as follows:

	Statutory Net Income (Loss)			Statutory Capital and Surplus		Minimum Capital Requirements(1)
	2013	2012	2011	2013	2012	2013
Subsidiary Name (State of Domicile):
ING USA Annuity and Life Insurance Company ("ING USA") (IA)	$(55.8)	$(9.1)	$386.0	$1,941.6	$2,174.1	$5.0
ING Life Insurance and Annuity Company ("ILIAC") (CT)	175.2	261.6	194.4	2,010.8	1,921.8	3.0
Security Life of Denver Insurance Company ("SLD") (CO)	(0.1)	(129.8)	175.2	1,034.0	1,459.9	1.5
ReliaStar Life Insurance Company ("RLI") (MN)	215.9	(155.3)	(83.0)	1,942.5	2,278.6	4.5

(1)	The insurance statutes of the respective state of domicile for the Company's Principal Insurance Subsidiaries set forth specific minimum capital requirements.

Insurance Subsidiaries Dividend Restrictions

The states in which the insurance subsidiaries of ING U.S., Inc. are domiciled impose certain restrictions on the subsidiaries' ability to pay dividends to their parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or "extraordinary" dividends, are subject to approval by the insurance commissioner of the state of domicile of the insurance subsidiary proposing to pay the dividend.

Under the insurance laws applicable to ING U.S., Inc.'s subsidiaries domiciled in Connecticut, Colorado, Indiana, Iowa and Minnesota, an "extraordinary" dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of the preceding December 31, or (ii) the insurer's net gain from operations for the twelve-month period ending the preceding December 31, in each case determined in accordance with statutory accounting principles. New York has similar restrictions, except that New York's statutory definition of "extraordinary" dividend or distribution is an aggregate amount in any calendar year that exceeds the lesser of (i) 10% of policyholder's surplus for the twelve-month period ending the preceding December 31, or (ii) the insurer's net gain from operations for the twelve-month period ending the preceding December 31, not including realized capital gains. In addition, under the insurance laws of Connecticut, Colorado, Iowa and Minnesota, no dividend or other distribution exceeding an amount equal to a domestic insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

Principal Insurance Subsidiaries - Dividends and Return of Capital

The following table summarizes dividends permitted to be paid by the Company's Principal Insurance Subsidiaries to ING U.S., Inc. or Lion Holdings without the need for insurance regulatory approval for the periods presented:

	Dividends Permitted without Approval
	2014		2013		2012
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)	$216.3	(3)	$—		$—
ING Life Insurance and Annuity Company (CT)	371.4	(4)	264.1	(1)	190.0	(2)
Security Life of Denver Insurance Company (CO)	32.5	(3)	—		—
ReliaStar Life Insurance Company (MN)	194.0	(3)	—		—
(1) $264.1 could have been paid without approval after June 26, 2013. $174.0 was paid on May 8, 2013 as an extraordinary distribution. $90.0 was paid as an ordinary dividend on December 9, 2013.
(2) $190.0 was paid as part of the June 26, 2012 distribution of $800.0.
(3) These can be paid as ordinary dividends after May 8, 2014.
(4) $281.4 can be paid as ordinary dividends after May 8, 2014. $90.0 can be paid as ordinary dividends after December 9, 2014.

The following table summarizes dividends and return of capital distributions paid by each of the Company's Principal Insurance Subsidiaries to its parent for the periods indicated:

	Dividends Paid		Return of Capital Distributions
	As of December 31,		As of December 31,
	2013	2012	2013	2012
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)(1)	$—	$—	$230.0	$250.0
ING Life Insurance and Annuity Company (CT)(2)	264.0	190.0	—	150.0
Security Life of Denver Insurance Company (CO)(3)	—	—	447.0	80.0
ReliaStar Life Insurance Company (MN)(4)	—	130.0	583.0	—
(1) Iowa Insurance Division approved ING USA's 2013 and 2012 return of capital distributions.
(2) Connecticut Insurance Department approved ILIAC's $174.0 extraordinary dividend as part of the May 8, 2013 extraordinary distribution. In December 2013, ILIAC paid a $90.0 ordinary dividend. In 2012, ILIAC paid $340.0 in distributions, which included a $190.0 ordinary dividend.
(3) Colorado Insurance Division approved SLD’s 2013 and 2012 return of capital distributions.
(4) Minnesota Insurance Division approved RLI’s 2013 distribution and 2012 dividend.

In March and April 2013, in response to requests made in 2012 and refreshed in 2013, ING U.S., Inc.'s Principal Insurance Subsidiaries which are domiciled in Colorado, Connecticut, Iowa and Minnesota received approvals or notices of non-objection, as the case may be, from their respective domiciliary insurance regulators to make extraordinary distributions to ING U.S., Inc. or Lion Connecticut Holdings Inc. ("Lion Holdings"), a wholly owned subsidiary of ING U.S., Inc., in the aggregate amount of $1.4 billion, contingent upon completion of the IPO and the use of the extraordinary distribution funds solely for Company operations. The approved distributions of $1.4 billion were made on May 8, 2013.

In addition, on May 8, 2013, the Principal Insurance Subsidiaries domiciled in Colorado, Iowa and Minnesota each reset, on a one-time basis, their respective negative unassigned funds account as of December 31, 2012 (as reported in their respective 2012 statutory annual statements) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). These resets were made pursuant to permitted practices in accordance with statutory accounting practices granted by their respective domiciliary insurance regulators. These permitted practices have no impact on total capital and surplus of these insurance subsidiaries and were recorded in each of their respective second quarter 2013 statutory financial statements. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations -Liquidity and Capital Resources - Restrictions on Dividends and Returns of Capital from Subsidiaries.”

In June 2012, the Principal Insurance Subsidiaries each received regulatory approvals or notices of non-objection from their respective domiciliary insurance regulators to make distributions to ING U.S., Inc. or Lion Holdings in the aggregate amount of $800.0. Such distributions were made on June 26, 2012. These domiciliary state regulatory actions have been taken by the relevant domiciliary state insurance regulators in response to requests that stated the intended use of the proceeds was to provide $500.0 to the captive reinsurance subsidiary, Security Life of Denver International Limited ("SLDI"), and retain the balance at ING U.S., Inc. for general corporate purposes. On June 26, 2012, ING U.S., Inc. made a capital contribution to SLDI in the amount of $400.0. Additionally, ING U.S., Inc. repaid $100.0 of intercompany loan from a subsidiary of SLDI and, on June 28, 2012 the proceeds of this loan repayment were used to pay a dividend to SLDI.

Captive Reinsurance Subsidiaries

ING U.S., Inc.'s special purpose life reinsurance captive insurance company subsidiaries domiciled in Missouri (collectively referred to as the “captive reinsurance subsidiaries”) provide reinsurance to the Company’s insurance subsidiaries in order to facilitate the financing of statutory reserves including those associated with Regulation XXX or AG38. A portion of this reinsurance was, until January 1, 2014, also provided by a special purpose life reinsurance captive insurance subsidiary domiciled in South Carolina and was novated to one of the captive reinsurance subsidiaries on that date. Each of the captive reinsurance subsidiaries in operation as of December 31, 2013 is a wholly owned direct or indirect subsidiary of one of the Principal Insurance Subsidiaries. Each of the captive reinsurance subsidiaries is subject to specific minimum capital requirements set forth in the insurance statutes of their respective states of domicile and is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed in the insurance statutes or permitted by the insurance departments of their applicable state of domicile. There are no prescribed practices material to the captive reinsurance subsidiaries, except that certain of these subsidiaries have included the value of letters of credit, surplus notes and trust notes as admitted assets supporting the statutory reserves ceded to such subsidiaries. The effect of these prescribed practices was to increase statutory capital and surplus by $1,612.0 and $1,339.0 as of December 31, 2013 and 2012, respectively. The aggregate statutory capital and surplus, including the aforementioned prescribed practices, was $616.6 and $596.6 as of December 31, 2013 and 2012, respectively.

Our Arizona captive, SLDI, provides reinsurance to the Company's insurance subsidiaries in order to facilitate the financing of statutory reserves including those associated with Regulation XXX or AG38 and to fund certain statutory annuity reserve requirements. On December 20, 2013, SLDI redomesticated from the Cayman Islands to the State of Arizona. Arizona state insurance statutes and regulations require SLDI to file financial statements with the Arizona Department of Insurance (“ADOI”) and allow the filing of such financial statements on a U.S. GAAP basis modified for certain prescribed practices outlined in the Arizona insurance statutes that are applicable to all U.S. GAAP filers. These prescribed practices had no impact on SLDI's Shareholder's equity as of December 31, 2013. In addition, SLDI has obtained approval from the ADOI for certain permitted practices, including taking reinsurance credit for certain ceded reserves where the assets backing the liabilities are held by a wholly owned Principal Insurance Subsidiary of ING U.S., Inc. SLDI has recorded a receivable for these assets. The effect of the permitted practice was to increase SLDI's Shareholder's equity by $490.6 as of December 31, 2013, but has no effect on the Company's Consolidated total shareholders' equity.

The captive reinsurance subsidiaries may not declare or pay any dividends other than in accordance with their respective insurance reserve financing transaction agreements and their respective governing licensing orders. Likewise, SLDI may not declare or pay dividends other than in accordance with its annual capital and dividend plan as approved by the ADOI, which includes a minimum capital requirement. SLDI does not expect to make any dividend payments during calendar year 2014.